Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Dec. 31, 2022	Jun. 30, 2022
Current assets
Cash and cash equivalents	$ 62,470,005	$ 54,842,052
Accounts receivable, net	2,099,251	877,931
Advances to suppliers	1,669,974
Inventories	170,951	11,058
Prepayment, receivables and other current assets	1,609,293	11,265,410
Due from related parties	3,100,000
Loan receivables	5,181,680
Total current assets	76,301,154	66,996,451
Non-current assets
Property, plant and equipment, net	5,256,814	4,595,104
Intangible assets, net	7,330,138	23,963
Long-term investment		894,001
Operating lease - right-of-use assets, net	6,150,306	6,050,465
Finance lease - right-of-use assets, net	990,725	1,117,502
Long-term deposits and other non-current assets	3,046,462	372,501
Deferred income tax assets		442,322
Goodwill	11,223,456
Total Non-current assets	33,997,901	13,495,858
TOTAL ASSETS	110,299,055	80,492,309
Current liabilities
Accounts payable and accrued expenses	9,270,526	4,598,076
Advances from customers	2,213,847	2,251,072
Taxes payable	479,320	505,674
Current maturities of operating lease liabilities	271,151	778,742
Current maturities of finance lease liabilities	58,989	59,736
Short-term loan	1,407,116
Total current liabilities	13,700,949	8,193,300
Long-term portion of operating lease liabilities	1,849,902	1,473,093
Long-term portion of finance lease liabilities	323,185	366,359
Convertible note	4,628,249	5,929,673
Deferred tax liabilities, net	1,337,394
TOTAL LIABILITIES	21,839,679	15,962,425
Commitments and contingencies
SHAREHOLDERS’ EQUITY
Ordinary shares, $0.02 par value, 500,000,000 shares authorized; 1,527,507 and 221,159 shares issued and outstanding, respectively	30,551	4,425
Additional paid-in capital	60,515,331	33,452,332
Statutory reserve	664,100	664,100
Retained earnings	28,171,904	31,374,073
Accumulated other comprehensive loss	(3,049,095)	(945,093)
Total equity attributable to shareholders	86,332,791	64,549,837
Non-controlling interest	2,126,585	(19,953)
TOTAL SHAREHOLDERS’ EQUITY	88,459,376	64,529,884
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 110,299,055	$ 80,492,309